UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market St, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1 – Schedule of Investments

Portfolio of Investments

As of July 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - 114.9%
ARGENTINA - 1.2%
		Republic of Argentina,
ARS	1,585	2.00%, 2/04/18 (a)(d)	$822,869
		Republic of Argentina,
USD	760	7.00%, 4/17/17	722,000

			1,544,869

AUSTRALIA - 21.0%
		Australia Government Bond,
AUD	1,500	4.50%, 10/21/14	1,653,042
		Australia Government Bond,
AUD	2,000	5.50%, 12/15/13	2,246,704
		Australia Government Bond,
AUD	2,400	5.50%, 1/21/18	2,764,967
		Australia Government Bond,
AUD	1,610	5.50%, 4/21/23	1,844,785
		Australia Government Bond,
AUD	7,160	5.75%, 7/15/22	8,386,550
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	546,713
		Macquarie Bank Ltd.,
AUD	500	6.50%, 5/31/12 (a)(b)	542,483
		Monumental Global Funding Ltd.,
AUD	500	6.50%, 11/08/11	549,179
		National Capital Trust III,
AUD	500	5.9833%, 9/30/16 (a)(b)	479,814
		Queensland Treasury Corp.,
AUD	400	6.00%, 6/14/21	460,081
		Royal Womens Hospital Finance Pty Ltd.,
AUD	500	6.20%, 3/26/17 (a)	510,091
		St. George Bank Ltd.,
AUD	1,500	10.00%, 5/09/13 (a)(b)	1,746,066
		Treasury Corp. of Victoria,
AUD	3,400	5.75%, 11/15/16	3,839,007
		Treasury Corp. of Victoria,
AUD	300	6.00%, 6/15/20	341,834
		Wesfarmers Ltd.,
AUD	500	8.25%, 9/11/14	579,781

			26,491,097

BRAZIL - 3.5%
		Brazil Notas do Tesouro Nacional Serie F,
BRL	430	10.00%, 1/01/13	269,943
		Brazil Notas do Tesouro Nacional Serie F,
BRL	1,710	10.00%, 1/01/17	991,716
		Brazil Notas do Tesouro Nacional Serie F,
BRL	1,950	10.00%, 1/01/21	1,083,209
		Hypermarcas SA,
USD	370	6.50%, 4/20/16 (b)(c)	372,960
		Odebrecht Finance Ltd.,
USD	220	7.50%, 9/14/15 (b)(c)	226,050
		Petrobras International Finance Co.,
USD	130	5.375%, 1/27/21 (b)	138,464
		QGOG Atlantic,
USD	500	5.25%, 11/30/16 (b)(c)	503,800
		Rearden G Holdings EINS GmbH,
USD	340	7.875%, 3/30/15 (b)(c)	372,300
		Virgolino de Oliveira Finance Ltd.,
USD	400	10.50%, 1/28/15 (b)(c)	434,000

			4,392,442

CANADA - 16.9%
		Canadian Government Bond,
CAD	2,000	8.00%, 6/01/23	3,157,172
		Canadian Government Bond,
CAD	2,000	9.00%, 6/01/25	3,512,020
		Canadian Government Bond,
CAD	3,000	10.25%, 3/15/14	3,840,546
		Hydro Quebec,
CAD	2,000	9.625%, 7/15/22	3,196,672
		Ontario Electricity Financial Corp.,
CAD	500	8.50%, 5/26/25	783,139
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	2,167,942
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	926,244
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	2,377,960
		Province of Ontario,
NZD	1,500	6.25%, 6/16/15	1,384,581

			21,346,276

CHINA - 1.7%
		CFG Investment SAC,
USD	320	9.25%, 9/05/11 (b)(c)	328,000
		China Oriental Group Co. Ltd.,
USD	120	8.00%, 8/18/15 (c)	123,840
		China Overseas Finance Cayman Island II Ltd.,
USD	500	5.50%, 11/10/20 (b)(c)	485,890
		MCC Holding Hong Kong Corp. Ltd.,
USD	350	4.875%, 7/29/16 (c)	351,750
		Parkson Retail Group Ltd.,
USD	310	7.875%, 11/14/11 (b)	314,288
		Texhong Textile Group Ltd.,
USD	200	7.625%, 1/19/16 (c)	193,500

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (continued)

As of July 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
CHINA (continued)
		Yanlord Land Group Ltd.,
USD	350	10.625%, 3/29/15 (b)(c)	$355,250

			2,152,518

COLOMBIA - 0.2%
		Colombia Government International Bond,
USD	240	7.375%, 3/18/19	303,840

CROATIA - 0.4%
		Croatia Government International Bond,
USD	550	6.375%, 3/24/21 (c)	556,188

DOMINICAN REPUBLIC - 1.2%
		AES Andres Dominicana,
USD	250	9.50%, 11/12/15 (b)(c)	266,625
		Dominican Republic International Bond,
USD	710	7.50%, 5/06/21 (c)	747,275
		Dominican Republic International Bond,
USD	400	8.625%, 4/20/27 (c)	446,000

			1,459,900

EGYPT - 0.4%
		African Export-Import Bank,
USD	500	5.75%, 7/27/16	511,875

EL SALVADOR - 1.3%
		El Salvador Government International Bond,
USD	170	7.625%, 2/01/41 (c)	175,950
		El Salvador Government International Bond,
USD	700	7.65%, 6/15/35 (c)	738,500
		El Salvador Government International Bond,
USD	320	8.25%, 4/10/32 (c)	360,800
		Telemovil Finance Co. Ltd.,
USD	300	8.00%, 10/01/14 (b)(c)	319,500

			1,594,750

FRANCE - 0.4%
		Cie de Financement Foncier,
AUD	500	6.25%, 1/30/17	531,712

GERMANY - 1.5%
		Kreditanstalt fuer Wiederaufbau,
AUD	1,700	7.50%, 8/26/11	1,871,393

GUATEMALA - 0.2%
		Industrial Subordinated Trust,
USD	300	8.25%, 7/27/21 (c)	298,890

HUNGARY - 0.5%
		Hungary Government Bond,
HUF	132,000	7.00%, 6/24/22	671,888

INDIA - 0.3%
		NTPC Ltd.,
USD	350	5.625%, 7/14/21 (c)	355,390

INDONESIA - 1.3%
		Adaro Indonesia PT,
USD	100	7.625%, 10/22/14 (b)(c)	112,500
		Indonesia Treasury Bond,
IDR	3,800,000	10.00%, 7/15/17	517,068
		Indosat Palapa Co. BV,
USD	200	7.375%, 7/29/15 (b)(c)	226,000
		Majapahit Holding BV,
USD	330	7.75%, 10/17/16 (c)	390,225
		Star Energy Geothermal Wayang Windu Ltd.,
USD	400	11.50%, 2/12/13 (b)(c)	446,000

			1,691,793

KAZAKHSTAN - 0.7%
		Development Bank of Kazakhstan JSC,
USD	200	5.50%, 12/20/15 (c)	208,000
		Halyk Savings Bank of Kazakhstan JSC,
USD	250	7.25%, 1/28/21 (c)	251,250
		KazMunayGas National Co.,
USD	450	6.375%, 4/09/21 (c)	478,688

			937,938

LITHUANIA - 1.0%
		Lithuania Government International Bond,
USD	280	6.125%, 3/09/21 (c)	298,200
		Lithuania Government International Bond,
USD	880	6.75%, 1/15/15 (c)	971,080

			1,269,280

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (continued)

As of July 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
MALAYSIA - 0.9%
		Malaysian Government Bond,
MYR	850	3.21%, 5/31/13	$286,941
		Malaysian Government Bond,
MYR	2,000	4.012%, 9/15/17	685,276
		Petronas Capital Ltd.,
USD	110	7.875%, 5/22/22 (c)	144,212

			1,116,429

MEXICO - 4.2%
		Bank of New York Mellon SA Institucion de Banca Multiple,
USD	450	9.625%, 5/02/18 (b)(c)	463,995
		Corporacion GEO SAB de CV,
USD	255	8.875%, 9/25/14 (c)	271,575
		Mexican Fixed Rate Bonds,
MXN	7,000	8.00%, 12/07/23	654,409
		Mexico Fixed Rate Bonds,
MXN	8,500	8.00%, 6/11/20	794,849
		Mexico Government International Bond,
USD	2,100	6.05%, 1/11/40 (b)	2,315,250
		Pemex Project Funding Master Trust,
USD	230	5.75%, 3/01/18 (b)	255,413
		Pemex Project Funding Master Trust,
USD	240	6.625%, 6/15/38 (b)	261,672
		Servicios Corporativos Javer SAPI de CV,
USD	300	9.875%, 4/06/16 (b)(c)	311,880

			5,329,043

NETHERLANDS - 1.1%
		GTB Finance B.V.,
USD	250	7.50%, 5/19/16 (c)	260,200
		ING Bank Australia Ltd.,
AUD	1,000	7.00%, 4/24/12	1,106,917

			1,367,117

NEW ZEALAND - 14.9%
		Deutsche Bank AG,
NZD	2,000	3.5771%, 12/16/11 (a)(b)	1,691,777
		New Zealand Government Bond,
NZD	900	5.00%, 3/15/19	800,470
		New Zealand Government Bond,
NZD	650	6.00%, 4/15/15	609,493
		New Zealand Government Bond,
NZD	8,450	6.00%, 12/15/17	7,999,749
		New Zealand Government Bond,
NZD	2,540	6.00%, 5/15/21	2,407,047
		Rabo Australia Ltd.,
NZD	3,000	6.25%, 11/22/11	2,656,725
		Total Capital SA,
NZD	3,000	6.50%, 7/20/12	2,703,226

			18,868,487

NORWAY - 1.0%
		Kommunalbanken AS,
AUD	600	6.00%, 10/21/14	671,526
		Kommunalbanken AS,
AUD	500	6.375%, 3/30/12	553,475

			1,225,001

PAKISTAN - 0.4%
		Pakistan Government International Bond,
USD	600	6.875%, 6/01/17 (c)	504,000

PERU - 2.1%
		Banco de Credito del Peru,
USD	450	4.75%, 3/16/16 (b)(c)	457,313
		Peru Government Bond,
PEN	3,700	7.84%, 8/12/20	1,503,994
		Peruvian Government International Bond,
USD	730	5.625%, 11/18/50	720,875

			2,682,182

PHILIPPINES - 0.8%
		Philippine Government International Bond,
USD	850	6.375%, 10/23/34	979,625
		Philippine Government International Bond,
USD	40	8.375%, 6/17/19	52,550

			1,032,175

POLAND - 0.1%
		Poland Government Bond,
PLN	450	5.75%, 9/23/22	159,827

QATAR - 1.3%
		Qatar Government International Bond,
USD	200	5.25%, 1/20/20 (b)(c)	220,000
		Qatar Government International Bond,
USD	680	6.40%, 1/20/40 (b)(c)	776,900

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (continued)

As of July 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
QATAR (continued)
		Qatari Diar Finance QSC,
USD	550	5.00%, 7/21/20 (b)(c)	$583,000

			1,579,900

RUSSIA - 1.7%
		Alfa Bank OJSC Via Alfa Bond Issuance PLC,
USD	350	7.875%, 9/25/17 (c)	368,375
		Metalloinvest Finance Ltd.,
USD	200	6.50%, 7/21/16 (b)(c)	201,640
		Russian Foreign Bond-Eurobond,
USD	500	5.00%, 4/29/20 (c)	526,250
		Russian Foreign Bond-Eurobond,
USD	562	7.50%, 3/31/30 (c)	671,889
		Russian Railways,
USD	107	5.739%, 4/03/17	113,955
		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
USD	200	6.493%, 2/02/16 (c)	207,100

			2,089,209

SENEGAL - 0.2%
		Senegal Goverment International Bond,
USD	200	8.75%, 5/13/21 (c)	209,000

SOUTH AFRICA - 2.5%
		Eskom Holdings Ltd.,
USD	920	5.75%, 1/26/21 (b)(c)	966,000
		South Africa Government Bond,
ZAR	3,100	8.25%, 9/15/17	470,729
		South Africa Government Bond,
ZAR	6,690	10.50%, 12/21/26	1,171,826
		South Africa Government International Bond,
USD	160	5.50%, 3/09/20	176,600
		South Africa Government International Bond,
USD	290	6.25%, 3/08/41	318,275

			3,103,430

SPAIN - 0.9%
		Instituto de Credito Oficial,
AUD	1,000	5.50%, 10/11/12	1,079,777

SRI LANKA - 0.4%
		Sri Lanka Government International Bond,
USD	500	6.25%, 10/04/20 (c)	517,500

SUPRANATIONAL - 1.3%
		Inter-American Development Bank,
AUD	600	6.50%, 8/20/19	696,578
		International Bank for Reconstruction & Development,
AUD	800	6.00%, 11/09/16	904,342

			1,600,920

TURKEY - 3.2%
		Turkey Government Bond,
TRY	3,235	16.00%, 3/07/12	1,997,280
		Turkey Government International Bond,
USD	400	5.625%, 3/30/21	423,000
		Turkey Government International Bond,
USD	240	6.75%, 5/30/40	259,200
		Turkey Government International Bond,
USD	230	7.25%, 3/15/15	262,775
		Turkey Government International Bond,
USD	60	7.25%, 3/05/38	68,550
		Turkey Government International Bond,
USD	640	9.50%, 1/15/14	744,832
		Yasar Holdings SA Via Willow No 2,
USD	300	9.625%, 10/07/13 (b)(c)	316,500

			4,072,137

UKRAINE - 0.6%
		Ukraine Government International Bond,
USD	700	7.95%, 2/23/21 (c)	738,500

UNITED ARAB EMIRATES - 0.8%
		Dubai Electricity & Water Authority,
USD	970	7.375%, 10/21/20 (c)	1,013,650

UNITED KINGDOM - 18.1%
		Lloyds Banking Group PLC,
GBP	1,000	9.125%, 10/17/11	1,657,741
		Lloyds TSB Bank PLC,
AUD	500	7.50%, 10/01/14	558,128
		United Kingdom Gilt,
GBP	7,060	4.25%, 12/07/49	12,164,601
		United Kingdom Gilt,
GBP	1,180	8.00%, 9/27/13	2,237,405
		United Kingdom Gilt,
GBP	3,000	8.00%, 12/07/15	6,285,051

			22,902,926

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (continued)

As of July 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
UNITED STATES - 1.6%
		General Electric Capital Corp.,
NZD	1,000	6.50%, 9/28/15	$922,195
		General Electric Capital Corp.,
NZD	1,000	6.75%, 9/26/16	932,038
		Merrill Lynch & Co.,
AUD	200	6.75%, 3/12/14	220,838

			2,075,071

URUGUAY - 0.7%
		Uruguay Government International Bond,
UYU	6,035	4.25%, 4/05/27	346,118
		Uruguay Government International Bond,
UYU	8,506	5.00%, 9/14/18 (d)	515,139

			861,257

VENEZUELA - 2.4%
		Bolivarian Republic of Venezuela,
USD	650	12.75%, 8/23/22 (c)	585,975
		Petroleos de Venezuela SA,
USD	1,440	8.50%, 11/02/17 (b)(c)	1,094,400
		Venezuela Government International Bond,
USD	1,080	5.75%, 2/26/16 (c)	842,400
		Venezuela Government International Bond,
USD	750	7.65%, 4/21/25	483,750

			3,006,525

Total Long-Term Investments (cost $122,313,437)			145,116,102

SHORT-TERM INVESTMENT - 1.1%
EGYPT - 0.4%
		Egypt Treasury Bills, Zero Coupon,
EGP	3,000	9/13/11	496,883

UNITED STATES - 0.7%
USD	920	Repurchase Agreement, State Street Bank & Trust Co., 0.01% dated 7/29/11, due 8/01/11 in the amount of $920,001, (collateralized by $910,000 U.S. Treasury Note, 1.75% maturing 3/31/14; value $945,263)	920,000

Total Short-Term Investment (cost $1,417,959)			1,416,883

Total Investments - 116.0% (cost $123,731,396)			146,532,985

Liabilities in Excess of Other Assets - (16.0)%			(20,236,834)

Net Assets - 100.0%			$126,296,151

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EGP - Egyptian Pound

GBP - British Pound Sterling

HUF - Hungarian Forint

IDR - Indonesian Rupiah

MXN - Mexican Peso

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

TRY - Turkish Lira

USD - U.S. Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2011.

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (continued)

As of July 31, 2011 (unaudited)

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate market value of these securities amounted to $23,646,655 or 18.72% of net assets applicable to common shareholders.

(d)	Inflation linked security.

At July 31, 2011, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Australian Treasury Bond 6%-3 year	UBS	89	9/15/11	$(153)
Australian Treasury Bond 6%-10 year	UBS	54	9/15/11	156,049
Interbank Cash Rate-30 Day	UBS	(4)	11/30/11	533

				$156,429

At July 31, 2011, the Fund’s open forward foreign currency exchange contracts* were as follows:

Purchase/Sale Settlement Date	Counterparty	Amount Purchased	Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
Purchase Contracts
British Pound/United States Dollar
10/21/11	JPMorgan Chase	GBP83,000	USD133,839	$136,122	$2,283

Total Purchase Contracts				$136,122	$2,283

Sale Contracts
United States Dollar/Brazilian Real
08/25/11	Citibank	USD1,067,653	BRL1,747,000	$1,121,469	$(53,816)
United States Dollar/British Pound
10/21/11	Citibank	USD9,186,276	GBP5,705,000	9,356,366	(170,090)
United States Dollar/New Zealand Dollar
10/21/11	Citibank	USD4,191,925	NZD5,000,000	4,368,794	(176,869)
United States Dollar/Polish Zloty
10/21/11	Citibank	USD107,766	PLN310,000	110,528	(2,762)
United States Dollar/South African Rand
10/21/11	Citibank	USD291,464	ZAR2,039,000	301,567	(10,103)
United States Dollar/Turkish Lira
10/21/11	Citibank	USD491,690	TRY826,000	481,818	9,872

Total Sale Contracts				$15,740,542	$(403,768)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2011, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
USD	7,000,000	04/21/12	Deutsche Bank	Receive	3-month LIBOR Index	1.82%	$(105,979)
USD	7,000,000	06/30/14	Deutsche Bank	Receive	3-month LIBOR Index	3.01%	(460,215)
USD	7,000,000	04/27/16	Deutsche Bank	Receive	3-month LIBOR Index	2.32%	(302,968)
USD	15,000,000	05/04/16	Deutsche Bank	Receive	3-month LIBOR Index	2.19%	(534,197)

							$(1,403,359)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (concluded)

As of July 31, 2011 (unaudited)

Tax Cost of Investments

The United States federal income tax basis of the Registrant’s investments and unrealized appreciation as of July 31, 2011 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$142,365,241	$5,779,072	$(1,611,328)	$4,167,744

Quality of Investments

As of July 31, 2011, 70.8% of the Registrant’s total investments were invested in securities where either issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of July 31, 2011.

% of total investments
AAA/Aaa	47.7
AA/Aa	16.1
A	7.0
BBB/Baa	13.9
BB/Ba*	8.6
B*	6.7

*	Below Investment Grade

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2011

(a) Security Valuation:

Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are valued at the last quoted sale price. Effective January 1, 2011, if there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Board of Directors (the “Board”) is used. Prior to January 1, 2011, if there was no sale price, the last quoted bid price provided by an independent pricing service was used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Management has concluded there is no significant effect on the value of the portfolio due to the change in methodology. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded or by application of a valuation factor by an independent pricing service to the last sales price as further discussed below. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

For the period ended July 31, 2011, other than described above there have been no significant changes to the valuation procedures approved by the Board.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2011

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value. The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Assets	Level 1*	Level 2*	Level 3
Fixed Income Investments
Argentina	$—	$1,544,869	$—
Australia	—	26,491,097	—
Brazil	—	4,392,442	—
Canada	—	21,346,276	—
China	—	2,152,518	—
Colombia	—	303,840	—
Croatia	—	556,188	—
Dominican Republic	—	1,459,900	—
Egypt	—	511,875	—
El Salvador	—	1,594,750	—
France	—	531,712	—
Germany	—	1,871,393	—
Guatemala	—	298,890	—
Hungary	—	671,888	—
India	—	355,390	—
Indonesia	—	1,691,793	—
Kazakhstan	—	937,938	—
Lithuania	—	1,269,280	—
Malaysia	—	1,116,429	—
Mexico	—	5,329,043	—
Netherlands	—	1,367,117	—
New Zealand	—	18,868,487	—
Norway	—	1,225,001	—
Pakistan	—	504,000	—
Peru	—	2,682,182	—
Philippines	—	1,032,175	—
Poland	—	159,827	—
Qatar	—	1,579,900	—
Russia	—	2,089,209	—
Senegal	—	209,000	—
South Africa	—	3,103,430	—
Spain	—	1,079,777	—
Sri Lanka	—	517,500	—
Supranational	—	1,600,920	—
Turkey	—	4,072,137	—
Ukraine	—	738,500	—
United Arab Emirates	—	1,013,650	—
United Kingdom	—	22,902,926	—
United States	—	2,075,071	—
Uruguay	—	861,257	—
Venezuela	—	3,006,525	—

Total Fixed Income Investments	—	145,116,102	—
Short-Term Investments	—	1,416,883	—

Total Investments	$—	$146,532,985	$—

Other Financial Instruments
Interest Rate Swap Agreements	$—	$—	$—
Futures Contracts	156,582	—	—
Forward Foreign Currency Exchange Contracts	—	2,283	—

Total Other Financial Instruments	156,582	2,283	—

Total Assets	$156,582	$146,535,268	$—

Liabilities
Other Financial Instruments
Interest Rate Swap Agreements	$—	$(1,403,359)	$—
Futures Contracts	(153)	—	—
Forward Foreign Currency Exchange Contracts	—	(403,768)	—

Total Liabilities – Other Financial Instruments	$(153)	$(1,807,127)	$—

For further information, please refer to the Portfolio of Investments.

*	During the period ended July 31, 2011, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements and there were no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $920,000 as of July 31, 2011.

(c) Foreign Currency Translation:

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Derivative Financial Instruments:

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2011

The Fund is authorized to use derivatives to manage currency risk, credit risk and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Swaps:

The Fund entered into interest rate swaps in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return or as a tool to hedge the leverage. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage the Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. Their use allows the separation of decision making between markets and currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forwards prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain/(loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains/(losses) are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value (“NAV”) after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. When the contract expires or is closed the gain/ (loss) is

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2011

realized and is presented in the Statement of Operations as a net realized gain/(loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

(e) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

(f) Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

(g) Federal Income Taxes:

For federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the functional currencies. Accordingly, only realized currency gains/(losses) resulting from the repatriation of any of the functional currencies (Australian Dollar, Canadian Dollar or British Pound) into U.S. Dollars or another functional currency and realized currency gains/(losses) on non-functional currencies are recognized for U.S. federal tax purposes.

The Fund intends to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the period ended October 31, 2010 are subject to such review.

(h) Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the report was issued. Based on this evaluation, no disclosures or adjustments were required to the report as of July 31, 2011.

Aberdeen Global Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,

President of Aberdeen Global Income Fund, Inc.

Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard, President of Aberdeen Global Income Fund, Inc.

Date: September 29, 2011

By:	/s/ Andrea Melia
Andrea Melia, Treasurer of Aberdeen Global Income Fund, Inc.

Date September 29, 2011